Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

The Restructuring Transactions were completed on February 27, 2018. See Note 9.

In June, July and August, 2018 the Company received an aggregate of $0.9 million of proceeds from advance notes made to it by four different lenders including Dr. Cameron Durrant, our Chairman and Chief Executive Officer; Cheval, an affiliate of BHC, the Company’s controlling stockholder; and Ronald Barliant, a director of the Company. See Note 6 for a further discussion of the Advance Notes.

Commencing September 19, 2018, the Company delivered a series of convertible promissory notes evidencing an aggregate of $2.5 million of loans made to the Company by six different lenders, including an affiliate of BHC, the Company’s controlling stockholder. See Note 6 for a further discussion of the 2018 Notes.

On June 28, 2019, the Company issued three short-term, secured bridge notes evidencing an aggregate of $1.7 million of loans made to the Company by three parties including Dr. Cameron Durrant, our Chairman and Chief Executive Officer and Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., our controlling stockholder. See Note 6 for a further discussion of the 2019 Bridge Notes.

On November 12, 2019, the Company issued two short-term, secured bridge notes (the “November Bridge Notes” and together with the June Bridge Notes, the “2019 Bridge Notes”) evidencing an aggregate of $350,000 of loans made to the Company by two parties, including Dr. Cameron Durrant, our Chairman and Chief Executive Officer and Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., our controlling stockholder. See Note 6 for a further discussion of the 2019 Bridge Notes.